Property, plant and equipment - Investment property (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	[1]	£ 2,572	£ 2,825
Depreciation charge		(418)	(446)		£ (492)
Impairment		(9)	(80)		(95)
Ending balance, Property, plant and equipment		2,535	2,572	[1]	2,825	[1]
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment		6,366	7,360
Additions		488	633
Disposals		(297)	(1,170)
Change in fair value of investment properties		(3)	(5)
Exchange and other movements		104	(452)
Ending balance, Property, plant and equipment		6,658	6,366		7,360
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment		(3,794)	(4,535)
Depreciation charge		(418)	(446)
Impairment		(3)	(28)
Disposals		152	972
Exchange and other movements		(60)	243
Ending balance, Property, plant and equipment		(4,123)	(3,794)		(4,535)
Property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment		1,825
Ending balance, Property, plant and equipment		1,892	1,825
Property [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment		3,493	3,429
Additions		217	220
Disposals		(83)	(18)
Change in fair value of investment properties		0	0
Exchange and other movements		57	(138)
Ending balance, Property, plant and equipment		3,684	3,493		3,429
Property [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment		(1,668)	(1,483)
Depreciation charge		(166)	(171)
Impairment		(3)	(28)
Disposals		73	0
Exchange and other movements		(28)	14
Ending balance, Property, plant and equipment		(1,792)	(1,668)		(1,483)
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment		631
Ending balance, Property, plant and equipment		634	631
Equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment		2,748	3,840
Additions		262	299
Disposals		(99)	(1,082)
Change in fair value of investment properties		0	0
Exchange and other movements		45	(309)
Ending balance, Property, plant and equipment		2,956	2,748		3,840
Equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment		(2,117)	(3,043)
Depreciation charge		(252)	(275)
Impairment		0	0
Disposals		79	972
Exchange and other movements		(32)	229
Ending balance, Property, plant and equipment		(2,322)	(2,117)		(3,043)
Leased assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment		0
Ending balance, Property, plant and equipment		0	0
Leased assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment		9	10
Additions		0	0
Disposals		0	(1)
Change in fair value of investment properties		0	0
Exchange and other movements		0	0
Ending balance, Property, plant and equipment		9	9		10
Leased assets [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment		(9)	(9)
Depreciation charge		0	0
Impairment		0	0
Disposals		0	0
Exchange and other movements		0	0
Ending balance, Property, plant and equipment		(9)	(9)		(9)
Investment property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment		116
Ending balance, Property, plant and equipment		9	116
Investment property [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment		116	81
Additions		9	114
Disposals		(115)	(69)
Change in fair value of investment properties		(3)	(5)
Exchange and other movements		2	(5)
Ending balance, Property, plant and equipment		9	116		81
Investment property [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment		0	0
Depreciation charge		0	0
Impairment		0	0
Disposals		0	0
Exchange and other movements		0	0
Ending balance, Property, plant and equipment		£ 0	£ 0		£ 0

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .